Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9 (Detail) - CHF (SFr) SFr in Millions		3 Months Ended			6 Months Ended
	Jan. 01, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	[1]	Jun. 30, 2017	[1]
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)		SFr (28)	SFr (25)	SFr (46)	SFr (53)		SFr (46)
Total assets
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets	SFr (245)
Recognition of ECL (IFRS 9)	(211)
Total financial assets measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	(31,321)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets	0
Recognition of ECL (IFRS 9)	(275)
Cash and balances at central banks
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)	0
Loans and advances to banks
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	(17)
Recognition of ECL (IFRS 9)	(3)
Receivables from securities financing transactions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	(4,957)
Recognition of ECL (IFRS 9)	(2)
Cash collateral receivables on derivative instruments
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)	0
Loans and advances to customers
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	(7,822)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets	0
Recognition of ECL (IFRS 9)	(235)
Other financial assets measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	(18,525)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets	0
Recognition of ECL (IFRS 9)	(35)
Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	33,231
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets	(303)
Financial assets at fair value held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	(10,854)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets	(15)
Brokerage receivables mandatorily measured at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	23,787
Financial assets at fair value not held for trading
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	20,297
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets	(287)
Financial assets measured at fair value through other comprehensive income
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	(1,911)
Deferred tax assets
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets	58
Recognition of ECL (IFRS 9)	64
Liabilities
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)	74
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Liabilities	49
Total financial liabilities measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	(39,996)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets	(4)
Reclassification (of IAS 39 carrying amounts), Liabilities	(39,996)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Liabilities	(4)
Payables from securities financing transactions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	(5,081)
Reclassification (of IAS 39 carrying amounts), Liabilities	(5,081)
Customer deposits
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	(5,268)
Reclassification (of IAS 39 carrying amounts), Liabilities	(5,268)
Other financial liabilities measured at amortized cost
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	(29,646)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets	(4)
Reclassification (of IAS 39 carrying amounts), Liabilities	(29,646)
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Liabilities	(4)
Total financial liabilities measured at fair value through profit or loss
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	39,996
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets	53
Reclassification (of IAS 39 carrying amounts), Liabilities	39,996
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Liabilities	53
Derivative financial liabilities
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets	57
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Liabilities	57
Brokerage payable designated at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	34,915
Reclassification (of IAS 39 carrying amounts), Liabilities	34,915
Other financial liabilities designated at fair value
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	5,081
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets	(5)
Reclassification (of IAS 39 carrying amounts), Liabilities	5,081
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Liabilities	(5)
Provisions
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Recognition of ECL (IFRS 9)	74
Total equity
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	0
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets	(293)
Recognition of ECL (IFRS 9)	(284)
Total equity attributable to shareholders
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	0
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets	(293)
Recognition of ECL (IFRS 9)	(284)
Retained earnings
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	72
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets	(293)
Recognition of ECL (IFRS 9)	(284)
Other comprehensive income recognized directly in equity, net of tax
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	(72)
Total liabilities and equity
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Reclassification (of IAS 39 carrying amounts), Assets	0
Remeasurement due to reclassification incl. reversal of IAS 39/ IAS 37 allowances/provisions, Assets	(245)
Recognition of ECL (IFRS 9)	SFr (211)

[1]	Prior period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1 for more information on these changes.